Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by the SEC, and in accordance with its regulations and guidance, we are providing a review of Pay vs. Performance as outlined below. The Pay vs. Performance table below presents total compensation as disclosed in the Summary Compensation Table (columns A, C, and E) and “compensation actually paid” or “CAP” (columns B, D, and F), as defined by the SEC, to our current CEO, former CEO/Executive Chair, and, as an average, to our
Non-CEO
NEOs. The table below also shows Synchrony’s performance for 2020-2022 as illustrated by TSR (as compared to the TSR of our peers), Net Income, and Receivables, which we have selected as our “Company selected measure”. Reconciliations between Summary Compensation Table totals and CAP are provided in the “Determination of Compensation Actually Paid” and “Changes In Equity Reflected In CAP Calculation” sections that follow.

	A	B	C	D	E	F	VALUE OF INITIAL $100 INVESTMENT 12/31/2019:

YEAR	SUMMARY COMP TABLE TOTAL FOR CEO (DOUBLES) 1	COMPENSATION ACTUALLY PAID TO CEO (DOUBLES) 2	SUMMARY COMP TABLE TOTAL FOR FORMER CEO / EXEC CHAIR (KEANE) 1	COMPENSATION ACTUALLY PAID TO FORMER CEO / EXEC CHAIR (KEANE) 2	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOS 3	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOS 4	SYF 5	PEERS 6	NET INCOME (MILLIONS) 7	RECEIVABLES (BILLIONS) 8

2022	$13,701,941	$8,599,737			$6,516,202	$1,775,284	$99	$101	$3,016	$92.5

2021	$8,880,347	$20,462,092	$13,500,981	$46,015,762	$4,124,797	$10,116,008	$136	$122	$4,221	$80.7

2020			$12,940,513	($28,817)	$4,131,919	$1,300,820	$100	$121	$1,385	$81.9

(1)
The dollar amounts reported in columns (A) and (C) are the amounts of total compensation reported for Mr. Doubles (our current CEO) and Ms. Keane (for her role as CEO in 2021 and 2020), respectively, in the years in which they served as CEO, for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in columns (B) and (D) represent the amount of “compensation actually paid” to Mr. Doubles and Ms. Keane in the years in which they served as CEO, computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Doubles or Ms. Keane during the applicable years. Ms. Keane’s CAP in 2021 reflects significant increase in value due to increase in stock price and projected performance for outstanding PSUs. See
Compensation Actually Paid
below for the adjustments that were made to Mr. Doubles’ and Ms. Keane’s total compensation for each year to determine the compensation actually paid.

(3)
The dollar amounts reported in column (E) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doubles for 2021 and 2022, and excluding Ms. Keane for 2020 and 2021, in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Margaret Keane, Brian J. Wenzel, Sr., Thomas M. Quindlen, and Carol D. Juel; (ii) for 2021, Brian J. Wenzel, Sr., Thomas M. Quindlen, Alberto B. Casellas, and Carol D. Juel; and (iii) for 2020, Brian Doubles, Brian J. Wenzel, Sr., Neeraj Mehta, and Thomas M. Quindlen.

(4)
The dollar amounts reported in column (F) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Doubles for 2022 and 2021 and Ms. Keane in 2021 and 2020), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. See
Determination of Compensation Actually Paid
below for the adjustments that were made to Mr. Doubles’ and Ms. Keane’s total compensation for each year to determine the compensation actually paid.

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period beginning at market close on 12/31/2019, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group outlined in the
Compensation Discussion and Analysis
section, which is used for setting pay and determining relative TSR with respect to performance share units.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	Receivables, our “Company selected measure”, reflect year-end loan receivables as reported under GAAP.

Company Selected Measure Name	Receivables
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (E) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Doubles for 2021 and 2022, and excluding Ms. Keane for 2020 and 2021, in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Margaret Keane, Brian J. Wenzel, Sr., Thomas M. Quindlen, and Carol D. Juel; (ii) for 2021, Brian J. Wenzel, Sr., Thomas M. Quindlen, Alberto B. Casellas, and Carol D. Juel; and (iii) for 2020, Brian Doubles, Brian J. Wenzel, Sr., Neeraj Mehta, and Thomas M. Quindlen.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group outlined in the
Compensation Discussion and Analysis
	section, which is used for setting pay and determining relative TSR with respect to performance share units.
Adjustment To PEO Compensation, Footnote [Text Block]
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for “Summary Compensation Table Total” and “compensation actually paid” in the
Pay
vs. Performance table above for our CEO, former CEO/Executive Chair, and, as an average,
Non-CEO
NEOs.

CEO	(A)		(X)	(B)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2022	$13,701,941	($8,200,011)	$3,097,807	$8,599,737

2021	$8,880,347	($5,250,015)	$16,831,760	$20,462,092

Former CEO/
Executive Chair	(C)		(Y)	(D)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2021	$13,500,981	($9,000,000)	$41,514,781	$46,015,762***

2020	$12,940,513	($9,000,048)	($3,969,282)	($28,817)

Non-CEO NEOs	(E)		(Z)	(F)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2022	$6,516,202	($3,525,036)	($1,215,882)	$1,775,284

2021	$4,124,797	($2,250,027)	$8,241,238	$10,116,008

2020	$4,131,919	($2,325,032)	($506,067)	$1,300,820
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO, former CEO/Executive Chair, and, as an average, our NEOs.
**Year-end
Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
***Ms. Keane’s CAP in 2021 reflects significant increase in value due to increase in stock price and projected performance for outstanding PSUs.

Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for each of years 2020, 2021 and 2022 to our CEO, former CEO/Executive Chair, and
Non-CEO
NEOs, as applicable.

CEO Equity					(X)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2022	RSUs	$3,130,690	($427,575)	($751,974)	$1,951,141

	PSUs	$4,760,026	($1,347,449)	($2,105,254)	$1,307,323

	SOs	$0	($92,301)	($68,356)	($160,657)

	Total	$7,890,716	($1,867,325)	($2,925,584)	$3,097,807

2021	RSUs	$2,729,662	$262,895	$740,783	$3,733,340

	PSUs	$5,738,365	$2,862,634	$4,251,987	$12,852,986

	SOs	$0	$84,150	$161,284	$245,434

	Total	$8,468,027	$3,209,679	$5,154,054	$16,831,760

Former CEO /Executive
Chair Equity					(Y)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2021	RSUs	$4,760,710	$909,590	$2,351,775	$8,022,075

	PSUs	$10,008,070	$9,621,154	$12,755,810	$32,385,034

	SOs	$0	$385,401	$722,271	$1,107,672

	Total	$14,768,780	$10,916,145	$15,829,856	$41,514,781

2020	RSUs	$4,973,949	($2,073,572)	($6,367)	$2,894,010

	PSUs	$0	($1,037,713)	($5,535,051)	($6,572,764)

	SOs	$0	($634,845)	$344,317	($290,528)

	Total	$4,973,949	($3,746,130)	($5,197,101)	($3,969,282)

Non-CEO NEOs Equity					(Z)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2022	RSUs	$1,345,828	($433,174)	($678,372)	$234,282

	PSUs	$2,046,248	($1,639,378)	($1,616,945)	($1,210,075)

	SOs	$0	($147,692)	($92,397)	($240,089)

	Total	$3,392,076	($2,220,244)	($2,387,714)	($1,215,882)

2021	RSUs	$1,184,064	$141,365	$406,948	$1,732,377

	PSUs	$2,489,146	$1,279,182	$2,622,041	$6,390,369

	SOs	$0	$43,662	$74,830	$118,492

	Total	$3,673,210	$1,464,209	$3,103,819	$8,241,238

2020	RSUs	$1,284,953	($493,973)	($1,334)	$789,646

	PSUs	$0	($159,877)	($1,065,505)	($1,225,382)

	SOs	$0	($132,185)	$61,854	($70,331)

	Total	$1,284,953	($786,035)	($1,004,985)	($506,067)

Non-PEO NEO Average Total Compensation Amount	$ 6,516,202	$ 4,124,797	$ 4,131,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,775,284	10,116,008	1,300,820
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Determination of Compensation Actually Paid
The tables below show the reconciliation between the amounts provided for “Summary Compensation Table Total” and “compensation actually paid” in the
Pay
vs. Performance table above for our CEO, former CEO/Executive Chair, and, as an average,
Non-CEO
NEOs.

CEO	(A)		(X)	(B)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2022	$13,701,941	($8,200,011)	$3,097,807	$8,599,737

2021	$8,880,347	($5,250,015)	$16,831,760	$20,462,092

Former CEO/
Executive Chair	(C)		(Y)	(D)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2021	$13,500,981	($9,000,000)	$41,514,781	$46,015,762***

2020	$12,940,513	($9,000,048)	($3,969,282)	($28,817)

Non-CEO NEOs	(E)		(Z)	(F)

YEAR	SUMMARY COMPENSATION TABLE TOTAL (SCT)	DEDUCTIONS OF EQUITY AWARDS*	ADDITIONS/ ADJUSTMENTS TO SCT TOTAL**	COMPENSATION ACTUALLY PAID (CAP)

2022	$6,516,202	($3,525,036)	($1,215,882)	$1,775,284

2021	$4,124,797	($2,250,027)	$8,241,238	$10,116,008

2020	$4,131,919	($2,325,032)	($506,067)	$1,300,820
*Grant Date Fair Market Value of stock awards made in year, as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year for our CEO, former CEO/Executive Chair, and, as an average, our NEOs.
**Year-end
Fair Market Value of awards made in year plus change in Fair Market Value of awards made in prior years, as further illustrated below.
***Ms. Keane’s CAP in 2021 reflects significant increase in value due to increase in stock price and projected performance for outstanding PSUs.

Changes in Equity Reflected in CAP Calculation
The tables below show additional details on the changes in equity value reflected in the calculation of compensation actually paid for each of years 2020, 2021 and 2022 to our CEO, former CEO/Executive Chair, and
Non-CEO
NEOs, as applicable.

CEO Equity					(X)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2022	RSUs	$3,130,690	($427,575)	($751,974)	$1,951,141

	PSUs	$4,760,026	($1,347,449)	($2,105,254)	$1,307,323

	SOs	$0	($92,301)	($68,356)	($160,657)

	Total	$7,890,716	($1,867,325)	($2,925,584)	$3,097,807

2021	RSUs	$2,729,662	$262,895	$740,783	$3,733,340

	PSUs	$5,738,365	$2,862,634	$4,251,987	$12,852,986

	SOs	$0	$84,150	$161,284	$245,434

	Total	$8,468,027	$3,209,679	$5,154,054	$16,831,760

Former CEO /Executive
Chair Equity					(Y)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2021	RSUs	$4,760,710	$909,590	$2,351,775	$8,022,075

	PSUs	$10,008,070	$9,621,154	$12,755,810	$32,385,034

	SOs	$0	$385,401	$722,271	$1,107,672

	Total	$14,768,780	$10,916,145	$15,829,856	$41,514,781

2020	RSUs	$4,973,949	($2,073,572)	($6,367)	$2,894,010

	PSUs	$0	($1,037,713)	($5,535,051)	($6,572,764)

	SOs	$0	($634,845)	$344,317	($290,528)

	Total	$4,973,949	($3,746,130)	($5,197,101)	($3,969,282)

Non-CEO NEOs Equity					(Z)

	TYPE	FAIR VALUE AT YE OF OUTSTANDING UNVESTED AWARDS GRANTED DURING APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING APPLICABLE YEAR	CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT REMAIN UNVESTED	VALUE INCLUDED IN “COMP ACTUALLY PAID”

2022	RSUs	$1,345,828	($433,174)	($678,372)	$234,282

	PSUs	$2,046,248	($1,639,378)	($1,616,945)	($1,210,075)

	SOs	$0	($147,692)	($92,397)	($240,089)

	Total	$3,392,076	($2,220,244)	($2,387,714)	($1,215,882)

2021	RSUs	$1,184,064	$141,365	$406,948	$1,732,377

	PSUs	$2,489,146	$1,279,182	$2,622,041	$6,390,369

	SOs	$0	$43,662	$74,830	$118,492

	Total	$3,673,210	$1,464,209	$3,103,819	$8,241,238

2020	RSUs	$1,284,953	($493,973)	($1,334)	$789,646

	PSUs	$0	($159,877)	($1,065,505)	($1,225,382)

	SOs	$0	($132,185)	$61,854	($70,331)

	Total	$1,284,953	($786,035)	($1,004,985)	($506,067)

Tabular List [Table Text Block]
Most Important Measures to Determine 2022 CAP
The following table identifies the financial performance measures which, in our assessment, represent the most important financial performance measures used by us to link the compensation actually paid to our CEO and other NEOs in 2022 to Company performance. How each of these performance measures is used in determining our NEOs’ compensation is discussed above in the 2022 Compensation Elements section of our CD&A.

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

Receivables

PPNR minus Charge-Offs

Return on Equity

Earnings Per Share

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 99	136	100
Peer Group Total Shareholder Return Amount	101	122	121
Net Income (Loss)	$ 3,016,000,000	$ 4,221,000,000	$ 1,385,000,000
Company Selected Measure Amount	92,500,000,000	80,700,000,000	81,900,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Receivables
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	PPNR minus Charge-Offs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Mr. Doubles [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,701,941	$ 8,880,347
PEO Actually Paid Compensation Amount	$ 8,599,737	$ 20,462,092
PEO Name	Mr. Doubles	Mr. Doubles
Ms. Keane [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 13,500,981	$ 12,940,513
PEO Actually Paid Compensation Amount		$ 46,015,762	$ (28,817)
PEO Name		Ms. Keane	Ms. Keane
PEO [Member] | Mr. Doubles [Member] | Deductions Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,200,011)	$ (5,250,015)
PEO [Member] | Mr. Doubles [Member] | Additions Adjustments To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,097,807	16,831,760
PEO [Member] | Mr. Doubles [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,130,690	2,729,662
PEO [Member] | Mr. Doubles [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,760,026	5,738,365
PEO [Member] | Mr. Doubles [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Mr. Doubles [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,890,716	8,468,027
PEO [Member] | Mr. Doubles [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,575)	262,895
PEO [Member] | Mr. Doubles [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,347,449)	2,862,634
PEO [Member] | Mr. Doubles [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year Sos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,301)	84,150
PEO [Member] | Mr. Doubles [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,867,325)	3,209,679
PEO [Member] | Mr. Doubles [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(751,974)	740,783
PEO [Member] | Mr. Doubles [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,105,254)	4,251,987
PEO [Member] | Mr. Doubles [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,356)	161,284
PEO [Member] | Mr. Doubles [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,925,584)	5,154,054
PEO [Member] | Mr. Doubles [Member] | Additions Adjustments To SCT Total RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,951,141	3,733,340
PEO [Member] | Mr. Doubles [Member] | Additions Adjustments To Sct Total PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,307,323	12,852,986
PEO [Member] | Mr. Doubles [Member] | Additions Adjustments To SCT Total SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(160,657)	245,434
PEO [Member] | Ms. Keane [Member] | Deductions Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,000,000)	$ (9,000,048)
PEO [Member] | Ms. Keane [Member] | Additions Adjustments To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		41,514,781	(3,969,282)
PEO [Member] | Ms. Keane [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,760,710	4,973,949
PEO [Member] | Ms. Keane [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,008,070	0
PEO [Member] | Ms. Keane [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Ms. Keane [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,768,780	4,973,949
PEO [Member] | Ms. Keane [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		909,590	(2,073,572)
PEO [Member] | Ms. Keane [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,621,154	(1,037,713)
PEO [Member] | Ms. Keane [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year Sos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		385,401	(634,845)
PEO [Member] | Ms. Keane [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,916,145	(3,746,130)
PEO [Member] | Ms. Keane [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,351,775	(6,367)
PEO [Member] | Ms. Keane [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,755,810	(5,535,051)
PEO [Member] | Ms. Keane [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		722,271	344,317
PEO [Member] | Ms. Keane [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,829,856	(5,197,101)
PEO [Member] | Ms. Keane [Member] | Additions Adjustments To SCT Total RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,022,075	2,894,010
PEO [Member] | Ms. Keane [Member] | Additions Adjustments To Sct Total PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		32,385,034	(6,572,764)
PEO [Member] | Ms. Keane [Member] | Additions Adjustments To SCT Total SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,107,672	(290,528)
Non-PEO NEO [Member] | Deductions Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,525,036)	(2,250,027)	(2,325,032)
Non-PEO NEO [Member] | Additions Adjustments To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,215,882)	8,241,238	(506,067)
Non-PEO NEO [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,345,828	1,184,064	1,284,953
Non-PEO NEO [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,046,248	2,489,146	0
Non-PEO NEO [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value At Ye Of Outstanding Unvested Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,392,076	3,673,210	1,284,953
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(433,174)	141,365	(493,973)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,639,378)	1,279,182	(159,877)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year Sos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(147,692)	43,662	(132,185)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Awards Granted In Prior Years That Vested During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,220,244)	1,464,209	(786,035)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(678,372)	406,948	(1,334)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,616,945)	2,622,041	(1,065,505)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,397)	74,830	61,854
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,387,714)	3,103,819	(1,004,985)
Non-PEO NEO [Member] | Additions Adjustments To SCT Total RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	234,282	1,732,377	789,646
Non-PEO NEO [Member] | Additions Adjustments To Sct Total PSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,210,075)	6,390,369	(1,225,382)
Non-PEO NEO [Member] | Additions Adjustments To SCT Total SOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (240,089)	$ 118,492	$ (70,331)